Note 8 - Long-term Debt (Details) - Principal Repayments on Long-term Debt $ in Thousands	Dec. 31, 2015 USD ($)
Principal Repayments on Long-term Debt [Abstract]
2016	$ 4,041
2017	359
2018	263
2019	76
2020 and thereafter	$ 196,460